Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2023
Summary of significant accounting policies
Schedule of financial assets and liabilities measured at fair value on a recurring basis
	As of June 30, 2023
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Convertible note	$—	$—	$2,003,000	$2,003,000

Total	$—	$—	$2,003,000	$2,003,000

Schedule of convertible note measured at fair value on a recurring basis
June 30,
2023
Opening balance	$-
New convertible loans issued	1,999,990
Change in fair value of convertible loan	3,010
Ending balance	$2,003,000

Schedule of estimated useful lives for significant property and equipment
Buildings	20 years
Machinery and equipment	5 - 10 years
Transportation equipment	4 - 5 years
Office equipment	4 - 5 years
Electronic equipment	3 - 5 years

Schedule of estimated useful lives of intangible assets
Estimated Useful Life
Licenses and permits	Indefinite
Software	5 - 10 years
Land use right	50 years
Patents	10 years

Schedule of currency exchange rates that were used in creating the consolidated financial statements
	June 30, 2023		June 30, 2022		December 31, 2022
US$: RMB exchange rate	Period End	$0.1379	Period End	$0.1493	Period End	$0.1450
	Average	$0.1443	Average	$0.1543	Average	$0.1486